Operating profit (Tables)	12 Months Ended
Mar. 31, 2018
Operating profit
Schedule of operating profit

	2018	2017	2016
	€m	€m	€m
Net foreign exchange (gains)/losses[1]	(65)	133	(24)
Depreciation of property, plant and equipment (note 11):
Owned assets	5,963	6,253	6,333
Leased assets	47	12	45
Amortisation of intangible assets (note 10)	4,399	4,821	5,319
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	—	—	569
Staff costs (note 24)	5,295	5,519	5,804
Amounts related to inventory included in cost of sales	6,045	6,464	7,739
Operating lease rentals payable	3,788	3,976	2,464
Loss on disposal of property, plant and equipment and intangible assets	36	22	27
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(829)	(800)	(764)
Net gain on formation of VodafoneZiggo (note 27)[2]	—	(1,275)	—

Notes:

1	The year ended 31 March 2018 included €80 million credit (2017: €127 million charge) reported in other income and expense in the consolidated income statement.
2	Reported in other income and expense in the consolidated income statement.

Schedule of auditors remuneration

	2018	2017	2016
	€m	€m	€m
Parent company	2	2	2
Subsidiaries	14	13	13
Subsidiaries - new accounting standards[1]	5	1	—
Audit fees:	21	16	15

Audit-related fees[2]	5	4	2
Non-audit fees:	5	4	2

Total fees	26	20	17

Notes:

1	Includes fees in respect of audit procedures in relation to the forthcoming implementation of IFRS 15 “Revenue from Contracts with Customers” and IFRS 16 “Leases”.
2

Relates to fees for statutory and regulatory filings. The amount for the year ended 31 March 2018 includes non-recurring fees that were incurred during the preparations for a potential IPO of Vodafone New Zealand and the merger of Vodafone India and Idea Cellular. The amount for the year ended 31 March 2017 primarily arose from work on regulatory filings prepared in anticipation of a potential IPO of Vodafone India that was under consideration prior to the agreement for the merger of Vodafone India and Idea Cellular.